ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
ACQUISITION

NOTE 4 – ACQUISITION

The Company accounts for acquisition using the acquisition method of accounting, whereby the results of operations are included in the financial statements from the date of acquisition. The purchase price is allocated to the acquired assets and assumed liabilities based on their estimated fair values at the date of acquisition, and any excess is allocated to goodwill.

Effective October 25, 2017, pursuant to the Stock Purchase Agreement as discussed in elsewhere in this report, the Company’s majority owned subsidiary, GenExosome, acquired 100% of Beijing GenExosome.

In according to the acquisition, Beijing GenExosome’s assets and liabilities were recorded at their fair values as of the effective date, October 25, 2017, and the results of operations of Beijing GenExosome are consolidated with results of operations of the Company, starting on October 25, 2017.

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of Beijing GenExosome had occurred as of the beginning of the following period:

Three Months Ended March 31, 2017
Net revenues	$66,286
Net loss	$(1,056,378)
Net loss attributable to Avalon GloboCare Corp.	$(1,053,082)
Net loss per share	$(0.02)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at the beginning of the period presented and is not intended to be a projection of future results.

NOTE 4 – ACQUISITION

The Company accounts for acquisition using the acquisition method of accounting, whereby the results of operations are included in the financial statements from the date of acquisition. The purchase price is allocated to the acquired assets and assumed liabilities based on their estimated fair values at the date of acquisition, and any excess is allocated to goodwill.

Effective October 25, 2017, pursuant to the Stock Purchase Agreement as discussed in Note 1, the Company’s majority owned subsidiary, GenExosome, acquired 100% of Beijing GenExosome.

In according to the acquisition, Beijing GenExosome’s assets and liabilities were recorded at their fair values as of the effective date, October 25, 2017, and the results of operations of Beijing GenExosome are consolidated with results of operations of the Company, starting on October 25, 2017.

The purchase price exceeded the fair value of net assets acquired by $397,569. The Company allocated the $397,569 excess to goodwill. The results of operations of Beijing GenExosome are included in the consolidated results of operations of the Company from the effective date of October 25, 2017 to December 31, 2017. For the period from the effective date of October 25, 2017 to December 31, 2017, revenue and net loss included in the consolidated statements of operations from Beijing GenExosome amounted to $26,276 and $30,327, respectively.

In connection with the combination, for the year ended December 31, 2017, the Company incurred acquisition related costs of $101,236 which, pursuant to ASC 805, are expensed and included in professional fees on the accompanying consolidated statements of operations.

In connection with the acquisition, the Company entered into an at will employment agreement with the former sole shareholder of Beijing GenExosome. The Company determined that the consideration under this employment agreement did not qualify as additional purchase consideration.

The fair value of the assets acquired and liabilities assumed from Beijing GenExosome are as follows:

October 25, 2017
Assets acquired:
Cash	$72,032
Inventory	1,081
Prepaid expenses	142
Security deposit	753
Property, plant and equipment	3,346
Intangible assets - goodwill	397,569
Total assets	474,923
Liabilities assumed:
Accrued liabilities and other payables	24,923
Total liabilities	24,923
Purchase price	$450,000

Net assets were valued at their respective carrying amounts, which the Company believes approximate their current fair values at the acquisition date. Goodwill represents the excess of the purchase price over the fair value of the net assets acquired.

In December 2017, the Company assessed goodwill for any impairment and concluded that there were indicators of impairment as of December 31, 2017 and the Company calculated that the estimated undiscounted cash flows were less than the carrying amount of goodwill. Based on the Company’s analysis, the Company recognized an impairment loss of $397,569 for the year ended December 31, 2017, which reduced the value of goodwill resulted from the acquisition to zero (See Note 10).